Offerings	Sep. 02, 2025 USD ($) share
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock(1)
Amount Registered | share	439,919
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events.Represents the maximum number of warrants being registered for resale, each with an exercise price of $30.00 per share of Common Stock.Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Warrants, including the exercise price of the Warrants, has been allocated to the underlying Common Stock included in the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying the Warrants(1)
Amount Registered | share	439,919
Proposed Maximum Offering Price per Unit	45.3150
Maximum Aggregate Offering Price	$ 19,934,929.49
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,052.04
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events.The amount registered consists of up to 439,919 shares of Common Stock issuable upon exercise of warrants to purchase Common Stock.Pursuant to Rule 457(c) and Rule 457(i) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is the sum of the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Capital Market on August 29, 2025 ($15.3150) (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act) and the warrant exercise price per share of Common Stock ($30.00).